Funds Held - Directly Managed (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Funds Held-Directly Managed [Abstract]
Funds held directly managed investments carried at fair value	$ 353,995	$ 399,899